CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding - Parenthetical (Details) - USD ($)	Sep. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2023	Mar. 31, 2021	Mar. 17, 2021
March Note
CONVERTIBLE NOTES
Principal amount			$ 20,000,000		$ 20,000,000	$ 20,000,000
Interest rate (as a percent)					0.06%	6.00%
November Note
CONVERTIBLE NOTES
Principal amount				$ 6,000,000
Interest rate (as a percent)				3.00%
February Note
CONVERTIBLE NOTES
Principal amount		$ 3,300,000
Interest rate (as a percent)		6.00%
September Note
CONVERTIBLE NOTES
Principal amount	$ 8,800,000
Interest rate (as a percent)	6.00%